Segments - Revenue Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Revenue	$ 73,620	$ 77,147	$ 79,591
Business Segments
Revenue
Revenue	79,758	82,274	84,235
Other
Revenue
Other - divested businesses	37	930	1,961
Other revenue	132	162	207
Internal transactions
Revenue
Revenue	$ (6,306)	$ (6,220)	$ (6,813)